Prepayments and other current assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Oct. 31, 2021	Mar. 31, 2021
Notes and loans receivable net current
Financing receivable, after allowance for credit loss, current	¥ 3,845		¥ 3,957
Loans Receivable Period Ranging From 12 To 24 Months [Member] | Maximum [Member]
Notes and loans receivable net current
Loan receivable fixed rate of interest percentage	4.00%
Loans Receivable Period Ranging From 12 To 24 Months [Member] | Minimum [Member]
Notes and loans receivable net current
Loan receivable fixed rate of interest percentage	0.00%
Loans Receivable Period Ranging From 12 To 24 Months [Member] | From April 2020 To October 2021 [Member]
Notes and loans receivable net current
Loan receivable face or par amount		¥ 4,930
Loans Receivable Period Ranging From 12 To 24 Months [Member] | From April 2020 To October 2021 [Member] | Maximum [Member]
Notes and loans receivable net current
Loans receivable term	24 months
Loans receivable month of maturity	2022-10
Loans Receivable Period Ranging From 12 To 24 Months [Member] | From April 2020 To October 2021 [Member] | Minimum [Member]
Notes and loans receivable net current
Loans receivable term	12 months
Loans receivable month of maturity	2021-07